GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents trademarks and proprietary technology (3)	Loyalty program	Brand (3)	Other	Value of insurance contracts acquired	Total assets
Gross carrying amount:
Balance at January 1, 2018	$2,153	$730	$172	$163	$—	$142	$—	$3,360
Additions	104	2	19	—	—	28	—	153
Acquisitions through business combinations (1)	(31)	489	2,025	—	414	14	—	2,911
Dispositions	(1)	—	(7)	—	—	—	—	(8)
Foreign currency translation	(313)	(49)	(26)	(13)	(3)	(11)	—	(415)
Balances at December 31, 2018	$1,912	$1,172	$2,183	$150	$411	$173	$—	$6,001
Additions	158	7	20	—	1	45	—	231
Acquisitions through business combinations (1)	—	4,960	1,367	—	—	265	224	6,816
Dispositions	—	—	(32)	—	—	—	—	(32)
Assets reclassified as held for sale (2)	(27)	(365)	(34)	—	—	(10)	—	(436)
Foreign currency translation	(75)	(14)	7	8	(3)	(2)	3	(76)
Balance at December 31, 2019	$1,968	$5,760	$3,511	$158	$409	$471	$227	$12,504
Accumulated amortization and impairment
Balance at January 1, 2018	$(57)	$(141)	$(46)	$(5)	$—	$(17)	$—	$(266)
Amortization expense	(69)	(80)	(75)	(11)	(10)	(4)	—	(249)
Dispositions	1	—	2	—	1	—	—	4
Foreign currency translation	6	18	8	1	—	—	—	33
Balance at December 31, 2018	$(119)	$(203)	$(111)	$(15)	$(9)	$(21)	$—	$(478)
Amortization expense	(62)	(288)	(196)	(10)	(3)	(22)	(1)	(582)
Dispositions	(1)	—	23	—	—	—	—	22
Assets reclassified as held for sale (2)	6	78	10	—	—	3	—	97
Foreign currency translation	5	(1)	(8)	(1)	—	1	—	(4)
Balance at December 31, 2019	$(171)	$(414)	$(282)	$(26)	$(12)	$(39)	$(1)	$(945)
Net book value
December 31, 2018	$1,793	$969	$2,072	$135	$402	$152	$—	$5,523
December 31, 2019	$1,797	$5,346	$3,229	$132	$397	$432	$226	$11,559
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(1)	See Note 3 for additional information.

(2)	Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.

(3)	Includes indefinite life intangible assets with a carrying value of $799 million (2018: $297 million) in our infrastructure services and industrials segments.

(US$ MILLIONS)	2019	2018
Balance at beginning of year	$2,411	$1,554
Acquisitions through business combinations (1)	3,444	957
Impairment losses	(418)	—
Dispositions	(21)	—
Assets reclassified as held for sale (2)	(212)	—
Foreign currency translation	14	(100)
Balance at end of year	$5,218	$2,411
____________________________________

(1)	See Note 3 for additional information.

(2)	Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.

Disclosure of goodwill allocated by segments
Goodwill is allocated to the following segments as at December 31, 2019 and 2018:

(US$ MILLIONS)	2019	2018
Business services	2,514	1,306
Infrastructure services	470	760
Industrials	2,234	345
Total	$5,218	$2,411